Note 7 - Income Taxes (Details) (USD $)	9 Months Ended	12 Months Ended							0 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 28, 2012	Mar. 07, 2012	Jan. 20, 2012	Dec. 31, 2011 Xmark Corporation [Member]	Dec. 31, 2012 Steel Vault [Member] Expiration Period Through 2032 [Member]	Mar. 08, 2012 Tax Reassessment [Member]	Mar. 08, 2012 Withholding Tax Assessments [Member]	Dec. 31, 2012 Expiration Period Through 2032 [Member]
Note 7 - Income Taxes (Details) [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount		$ (100,000)	$ (1,800,000)
Deferred Tax Assets, Operating Loss Carryforwards, Domestic											71,600,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local								9,800,000			45,900,000
Limitation Percentage on Net Operating Loss Carryforwards		50.00%
Income Tax Examination, Penalties and Interest Accrued		400,000	400,000	200,000			1,400,000
Income Tax Examination, Penalties and Interest Expense									950,000	220,000
Interest Rate of Tax Penalties Accrued					5.00%	5.00%
Prepaid Taxes	731,440	738,000
Monthly Payments to Stanley	26,000	26,000
Number Of Equal Monthly Payments					24 months
Other Liabilities	$ 850,000